DIRECT OPERATING COSTS - Direct Costs by Nature (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Disclosure of attribution of expenses by nature to their function [line items]
Total	$ 2,566	$ 2,110	$ 5,117	$ 4,135
Direct costs
Disclosure of attribution of expenses by nature to their function [line items]
Inventory costs	270	254	639	501
Subcontractor and consultant costs	677	736	1,298	1,417
Concession construction materials and labor costs	85	81	160	160
Depreciation and amortization expense	272	156	554	305
Compensation	967	679	1,880	1,305
Other direct costs	$ 295	$ 204	$ 586	$ 447